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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05753


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Andrew J. Hajducky, III
- ---------------------------
Andover, Massachusetts
February 11, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)


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                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    8
                                        --------

Form 13F Information Table Value Total: $       11,141  (thousands)
                                         -------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                           FORM 13F INFORMATION TABLE
                     REPORTING MANAGER: CMG@Ventures II, LLC


                                                 ITEM 4:   ITEM 5:
                                                  FAIR     SHARES                                           ITEM 8:
                             ITEM 2:   ITEM 3:   MARKET      OR             ITEM 6:                     VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP     VALUE   PRINCIPAL    SH/   INVESTMENT   ITEM 7:    (A)       (B)      (C)
      NAME OF ISSUER         CLASS     NUMBER    (000)     AMOUNT     PRN   DISCRETION  MANAGERS    SOLE     SHARED    NONE

Amazon.com, Inc.               COM    023135106    1,613   103,668     SH       SOLE              103,668
Critical Path, Inc.            COM    22674V100    3,540   115,132     SH       SOLE              115,132
Hollywood Entertainment        COM    436141105    149     140,018     SH       SOLE              140,018
     Corporation
Kana Communications,           COM    483600102    2,051   178,381     SH       SOLE              178,381
     Inc.
PTEK Holdings, Inc.            COM    69366M104    72      49,955      SH       SOLE              49,955
Ventro Corporation             COM    163595101    2,715   2,715,157   SH       SOLE              2,715,157
Vicinity Corporation           COM    925653107    5       1,603       SH       SOLE              1,603
Yahoo! Inc.                    COM    984332106    996     33,147      SH       SOLE              33,147